Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary Of Significant Accounting Policies [Abstract]
Summary of Consolidated Operating Subsidiaries

Company names	Jurisdiction	Incorporation Date	Ownership
Virax Biolabs Group Limited	Cayman Island	September 2, 2021	Holding Company
Virax Biolabs (UK) Limited	United Kingdom	August 19, 2021	100% (via Virax Biolabs Group Limited)
Virax Biolabs Limited	Hong Kong	April 14, 2020	100% (via Virax Biolabs (UK) Limited)
Virax Immune T cell Medical Device Company Limited	Hong Kong	January 16, 2017	100% (via Virax Biolabs Limited)
Virax Biolabs PTE. Limited	Singapore	May 4, 2013	95.54% (via Virax Biolabs Limited)
Logico Bioproducts Corp.	BVI	January 21, 2011	95.54% (via Virax Biolabs Limited)
Shanghai Xitu Consulting Co., Ltd	PRC	October 27, 2017	95.54% (via Virax Biolabs Limited)
Virax Biolabs USA Management, Inc.	USA	August 1, 2022	100% (via Virax Biolabs Group Limited)
Virax Biolabs Group Holdings Ltd	United Kingdom	February 22, 2023	100% (via Virax Biolabs Group Limited)
Virax Biolabs Trading B.V.	Netherlands	August 4, 2023	100% (via Virax Biolabs Group Holdings Limited)

Virax Biolabs UK Operating Limited	United Kingdom	November 7, 2023	100% (via Virax Biolabs Group Holdings Limited)

Functional and Presentation Currency

Items included in the consolidated financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in US dollar, which is the Company’s presentation currency.

Entity	Functional Currency
Virax Biolabs Group Limited	U.S. dollars
Virax Biolabs (UK) Limited	British Pound Sterling
Virax Biolabs Limited	U.S. dollars
ViraxImmune T cell Medical Device Company Limited	U.S. dollars
Virax Biolabs PTE. LTD	U.S. dollars
Logico Bioproducts Corp.	U.S. dollars
Shanghai Xitu Consulting Co., Ltd	Renminbi
Virax Biolabs USA Management, Inc.	U.S. dollars
Virax Biolabs Group Holdings Ltd	British Pound Sterling

Virax Biolabs Trading B.V.	Euro
Virax Biolabs UK Operating LLC	British Pound Sterling

Disclosure of Effect of Changes in Foreign Exchange Rates

The most important exchange rates per USD 1.00 that have been used in preparing the consolidated financial statements are:

	Closing rate			Average rate
	As of March 31,			For the Year Ended March 31,
	2026	2025	2024	2026	2025	2024
British Pound	0.748	0.795	0.791	0.737	0.784	0.796
Euro	0.866	0.959	0.926	0.845	0.931	0.920
Singapore Dollar	1.277	1.343	1.349	1.264	1.338	1.345
Renminbi	6.873	7.286	7.220	6.911	7.217	7.165

Disclosure of Estimated Useful Lives of Property Plant and Equipment	The estimated useful lives are:

Laboratory equipment	5 years
Computer equipment	3 years
Capitalized software	3 years